Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income tax [Abstract]
(Loss) Profit before tax	$ (185,087)	$ 169,519	$ 208,907
Tax losses from non-taxable jurisdictions	53,652	49,360	42,808
Taxable profit	(131,435)	218,879	251,715
Income tax calculated at domestic tax rates applicable to Profit in the respective countries	12,450	(79,395)	(102,211)
Tax losses where no deferred tax benefit is recognized	(23,117)	(2,563)	(7,344)
Effect of currency translation on tax base	(923)	(16,795)	3,336
Effect of inflation adjustment for tax purposes	(867)	541
Changes in the income tax rate (Note 16)	(925)	1,279	(1,874)
Write-down of deferred tax benefits previously recognized	(32,565)
Previously unrecognized tax losses	0	1,820	4,882
Out of period adjustment (a)		(9,910)
Non-taxable results	(1,916)	(6,739)	(3,029)
Income tax	$ (47,863)	$ (111,762)	$ (106,240)